Income from Discontinued Operations, Net - Gain on disposition of discontinued operations, net (Details) - Discontinued operations - MXN ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2023
Income from Discontinued Operations, Net
Gain on disposition of discontinued operations before income taxes	$ 70,644	$ 945,727
Income taxes	13,828	317,611
Gain on disposition of discontinued operations, net	$ 56,816	$ 628,116